Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Property and Equipment [Abstract]
Depreciation expense	$ 125,014	$ 117,632	$ 111,387
Software assets developed for internal use costs, net of accumulated depreciation	$ 165,529	$ 179,837